Share Capital and Capital Surplus - Summary of Share Capital (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Total shares of ADRs outstanding	75,849,177	75,625,572	76,015,472
Total shares of ADRs outstanding, equivalent common stock shares	6,194,984
Difference between the ending balance of common stock and the par value of issued common stock due to retirement of treasury stocks	₩ 59,547
Retirement of treasury stock	11,909,395
ADRs [member]
Disclosure of classes of share capital [line items]
Total shares of ADRs outstanding	24,779,936